Income Taxes (Details) - Schedule of income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal
State	8	2
Foreign
Total current income tax expense	8	2
Deferred:
Federal
State
Foreign
Total deferred income tax expense
Income tax expense	$ 8	$ 2